Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit - USD ($) $ in Thousands	Total	Common Stock	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED DEFICIT	Series A Preferred Stock	Series A-1 Preferred Stock	Series B-1 Preferred Stock	Series C preferred stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ending balance (in shares)		2,088,387
Ending balance	$ (5,937)	$ 1	$ 41	$ (5,979)
Beginning balance (in shares) at Dec. 31, 2017					4,607,652	368,612	0
Beginning balance at Dec. 31, 2017					$ 9,891	$ 944	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of series B-1 convertible preferred stock, net of issuance costs of $45 and net of $2,349 discount associated with preferred stock tranche rights (in shares)							1,579,043
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $45 and net of $2,349 discount associated with preferred stock tranche rights	$ 0						$ 9,106
Ending balance (in shares) at Dec. 31, 2018	6,555,307				4,607,652	368,612	1,579,043	0
Ending balance at Dec. 31, 2018	$ 19,941				$ 9,891	$ 944	$ 9,106	$ 0
Beginning balance (in shares) at Dec. 31, 2017		2,088,387
Beginning balance at Dec. 31, 2017	$ (5,937)	$ 1	41	(5,979)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)	51,591	51,591
Exercise of common stock options	$ 8		8
Vesting of restricted stock (in shares)		103,670
Vesting of restricted stock	0
Stock-based compensation	81		81
Net loss	(1,335)			(1,335)
Ending balance (in shares)		2,088,387
Ending balance	(5,937)	$ 1	41	(5,979)
Ending balance (in shares)		2,243,648
Ending balance	$ (7,183)	$ 1	130	(7,314)
Par value (in USD per share)					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value (in USD per share)	$ 0.0001
Ending balance (in shares) at Mar. 31, 2019					4,607,652	368,612	1,579,043	0
Ending balance at Mar. 31, 2019					$ 9,891	$ 944	$ 9,106	$ 0
Beginning balance (in shares) at Dec. 31, 2018		2,243,648
Beginning balance at Dec. 31, 2018	$ (7,183)	$ 1	130	(7,314)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock (in shares)		25,918
Vesting of restricted stock	0
Stock-based compensation	11		11
Net loss	(3,183)			(3,183)
Ending balance (in shares)		2,243,648
Ending balance	$ (7,183)	$ 1	130	(7,314)
Beginning balance (in shares) at Dec. 31, 2018	6,555,307				4,607,652	368,612	1,579,043	0
Beginning balance at Dec. 31, 2018	$ 19,941				$ 9,891	$ 944	$ 9,106	$ 0
Ending balance (in shares) at Sep. 30, 2019					4,607,652	368,612	1,579,043	0
Ending balance at Sep. 30, 2019					$ 9,891	$ 944	$ 9,106	$ 0
Beginning balance (in shares) at Dec. 31, 2018		2,243,648
Beginning balance at Dec. 31, 2018	(7,183)	$ 1	130	(7,314)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(9,585)
Ending balance (in shares)		2,243,648
Ending balance	$ (7,183)	$ 1	130	(7,314)
Beginning balance (in shares) at Dec. 31, 2018	6,555,307				4,607,652	368,612	1,579,043	0
Beginning balance at Dec. 31, 2018	$ 19,941				$ 9,891	$ 944	$ 9,106	$ 0
Ending balance (in shares) at Dec. 31, 2019	6,555,307				4,607,652	368,612	1,579,043	0
Ending balance at Dec. 31, 2019	$ 19,941				$ 9,891	$ 944	$ 9,106	$ 0
Beginning balance (in shares) at Dec. 31, 2018		2,243,648
Beginning balance at Dec. 31, 2018	$ (7,183)	$ 1	130	(7,314)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)	82,387	82,387
Exercise of common stock options	$ 14		14
Vesting of restricted stock (in shares)		103,670
Vesting of restricted stock	0
Stock-based compensation	59		59
Net loss	(12,336)			(12,336)
Ending balance (in shares)		2,243,648
Ending balance	(7,183)	$ 1	130	(7,314)
Ending balance (in shares)		2,269,566
Ending balance	(10,355)	$ 1	141	(10,497)
Beginning balance (in shares) at Mar. 31, 2019					4,607,652	368,612	1,579,043	0
Beginning balance at Mar. 31, 2019					$ 9,891	$ 944	$ 9,106	$ 0
Ending balance (in shares) at Jun. 30, 2019					4,607,652	368,612	1,579,043	0
Ending balance at Jun. 30, 2019					$ 9,891	$ 944	$ 9,106	$ 0
Beginning balance (in shares) at Mar. 31, 2019		2,269,566
Beginning balance at Mar. 31, 2019	(10,355)	$ 1	141	(10,497)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		22,029
Exercise of common stock options	3		3
Vesting of restricted stock (in shares)		25,918
Vesting of restricted stock	0
Stock-based compensation	13		13
Net loss	(2,853)			(2,853)
Ending balance (in shares)		2,269,566
Ending balance	(10,355)	$ 1	141	(10,497)
Ending balance (in shares)		2,317,513
Ending balance	(13,192)	$ 1	157	(13,350)
Ending balance (in shares) at Sep. 30, 2019					4,607,652	368,612	1,579,043	0
Ending balance at Sep. 30, 2019					$ 9,891	$ 944	$ 9,106	$ 0
Beginning balance (in shares) at Jun. 30, 2019		2,317,513
Beginning balance at Jun. 30, 2019	(13,192)	$ 1	157	(13,350)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		46,912
Exercise of common stock options	7		7
Vesting of restricted stock (in shares)		25,918
Vesting of restricted stock	0
Stock-based compensation	17		17
Net loss	(3,549)			(3,549)
Ending balance (in shares)		2,317,513
Ending balance	(13,192)	$ 1	157	(13,350)
Ending balance (in shares)		2,390,343
Ending balance	$ (16,717)	$ 1	181	(16,899)
Par value (in USD per share)					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value (in USD per share)	$ 0.0001
Ending balance (in shares)		2,429,705
Ending balance	$ (19,446)	$ 1	203	(19,650)
Par value (in USD per share)					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value (in USD per share)	$ 0.0001
Beginning balance (in shares) at Dec. 31, 2019	6,555,307				4,607,652	368,612	1,579,043	0
Beginning balance at Dec. 31, 2019	$ 19,941				$ 9,891	$ 944	$ 9,106	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of series B-1 convertible preferred stock, net of issuance costs of $45 and net of $2,349 discount associated with preferred stock tranche rights (in shares)								4,169,822
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $45 and net of $2,349 discount associated with preferred stock tranche rights	0							$ 55,781
Ending balance (in shares) at Mar. 31, 2020					4,607,652	368,612	1,579,043	4,169,822
Ending balance at Mar. 31, 2020					$ 9,891	$ 944	$ 9,106	$ 55,781
Beginning balance (in shares) at Dec. 31, 2019		2,429,705
Beginning balance at Dec. 31, 2019	(19,446)	$ 1	203	(19,650)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		44,686
Exercise of common stock options	13		13
Vesting of restricted stock (in shares)		17,279
Vesting of restricted stock	0
Stock-based compensation	12		12
Adjustments To Additional Paid In Capital, Settlement Of Preferred Stock Tranche Liability	6,446		6,446
Net loss	(11,892)			(11,892)
Ending balance (in shares)		2,429,705
Ending balance	$ (19,446)	$ 1	203	(19,650)
Beginning balance (in shares) at Dec. 31, 2019	6,555,307				4,607,652	368,612	1,579,043	0
Beginning balance at Dec. 31, 2019	$ 19,941				$ 9,891	$ 944	$ 9,106	$ 0
Ending balance (in shares) at Sep. 30, 2020					0	0	0	0
Ending balance at Sep. 30, 2020					$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2019		2,429,705
Beginning balance at Dec. 31, 2019	$ (19,446)	$ 1	203	(19,650)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)	96,339
Net loss	$ (34,685)
Ending balance (in shares)		2,429,705
Ending balance	(19,446)	$ 1	203	(19,650)
Ending balance (in shares)		2,491,670
Ending balance	(24,867)	$ 1	6,674	(31,542)
Beginning balance (in shares) at Mar. 31, 2020					4,607,652	368,612	1,579,043	4,169,822
Beginning balance at Mar. 31, 2020					$ 9,891	$ 944	$ 9,106	$ 55,781
Ending balance (in shares) at Jun. 30, 2020					0	0	0	0
Ending balance at Jun. 30, 2020					$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Mar. 31, 2020		2,491,670
Beginning balance at Mar. 31, 2020	(24,867)	$ 1	6,674	(31,542)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Offering expenses associated with direct offering	(8)		(8)
Conversion of convertible preferred stock upon initial public offering (in shares)		10,725,129			(4,607,652)	(368,612)	(1,579,043)	(4,169,822)
Conversion of convertible preferred stock upon initial public offering	75,722	$ 1	75,721		$ (9,891)	$ (944)	$ (9,106)	$ (55,781)
Initial public offering, net of underwriting discounts, commissions and offering costs (in shares)		6,900,000
Initial public offering, net of underwriting discounts, commissions and offering costs	100,123		100,123
Exercise of common stock options (in shares)		24,003
Exercise of common stock options	9		9
Vesting of restricted stock (in shares)		17,278
Vesting of restricted stock	0
Stock-based compensation	1,139		1,139
Net loss	(10,757)			(10,757)
Ending balance (in shares)		2,491,670
Ending balance	(24,867)	$ 1	6,674	(31,542)
Ending balance (in shares)		20,158,080
Ending balance	141,361	$ 2	183,658	(42,299)
Ending balance (in shares) at Sep. 30, 2020					0	0	0	0
Ending balance at Sep. 30, 2020					$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jun. 30, 2020		20,158,080
Beginning balance at Jun. 30, 2020	141,361	$ 2	183,658	(42,299)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		27,650
Exercise of common stock options	9		9
Vesting of restricted stock	0
Stock-based compensation	1,424		1,424
Net loss	(12,036)			(12,036)
Ending balance (in shares)		20,158,080
Ending balance	141,361	$ 2	183,658	(42,299)
Ending balance (in shares)		20,185,730
Ending balance	$ 130,758	$ 2	$ 185,091	$ (54,335)
Par value (in USD per share)					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value (in USD per share)	$ 0.0001